FOLLOW-ON EQUITY OFFERING (Details) (USD $)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	May 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FOLLOW-ON EQUITY OFFERING [Abstract]
America depositary shares (ADSs) issued, shares		2,000,000
Follow-on equity offering, net of issuance costs, shares		50,000,000
Issuance cost for ordinary shares		$ (3,400,000)	$ (3,375,553)
Follow-on equity offering, net of issuance costs	$ 28,000,000	$ 54,600,000	$ 54,624,447